Other current assets (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Other current assets

	As of
	June 30, 2021	December 31, 2020
	(Euros in thousands)
Grant receivable	726	875
Prepaid expenses	1,821	2,389
Positive market value forward contract	9	914
Value added tax receivable	1,240	798
Other assets	1,019	787

Other current assets	4,815	5,763